Acquisition of subsidiaries - Fair values of the assets acquired and liabilities assumed on Acquisition Date (Details) - USD ($)				12 Months Ended
		Nov. 30, 2019	Sep. 06, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total consideration:
Remeasurement Gain				$ 0	$ 4,384,563	$ 0
Total Consideration		$ 48,761,943
Fair value of net identifiable assets acquired:
Cash and cash equivalents		827,011
Real estate properties under development				$ 3,254,387,749	$ 4,068,716,308	$ 1,996,000,653
Current liabilities		$ (2,010,290)
Wuhu Penghua Tenth Investment Center (Limited Partnership) [Member]
Total consideration:
Carrying amount of previously held equity interests			$ 202,354,932
Remeasurement Gain			4,384,563
Fair value of previously held equity interests	[1]		206,739,495
Less: Goodwill			534,697
Total Consideration			206,204,798
Fair value of net identifiable assets acquired:
Cash and cash equivalents			11,761,992
Real estate properties under development			538,393,230
Current assets			7,471,403
Current liabilities			(57,705,079)
Deferred tax liabilities			(534,697)
Long-term bank loan			(293,182,051)
Net assets acquired			$ 206,204,798

[1]	The business combination was achieved without the transfer of consideration. The difference between the fair value of previously held equity interest and the fair value of net identifiable assets acquired was recognized as goodwill. As the Wuhu Group were private companies, the fair value of the Group’s previously held equity interest is estimated based on asset-based approach using significant unobservable inputs that market participants would consider, which mainly include estimated revenue and estimated cost for the construction project.